Revenue	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Revenue

3.	Revenue

An analysis of the Group’s revenue is as follows:

	2025	2025	2024	2023
	US$	HK$	HK$	HK$
Revenue from contract with customers within the scope of IFRS 15, types of goods or services:-
Catering income – at a point in time	55,476,223	431,788,086	478,093,240	531,779,040
Sales of goods – at a point in time	1,606,382	12,502,954	12,083,213	507,062
Management fee income – over time	1,902,920	14,811,000	13,799,000	-

	58,985,525	459,102,040	503,975,453	532,286,102